Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Jul. 28, 2020
Document Entity Information [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36671
Entity Registrant Name	Atento S.A.
Entity Incorporation State Country Code	N4
Entity Address Address Line 1	1, rue Hildegard Von Bingen
Entity Address Postal Zip Code	L-1282
Entity Address City Or Town	Luxembourg
Entity Address, Country	LU
security12g	0
Entity Common Stock Shares Outstanding		15,000,000
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Icfr Auditor Attestation Flag	true
Auditor Name	DELOITTE TOUCHE TOHMATSU
Auditor Location	São Paulo, Brazil
Auditor Firm ID	1045
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001606457
Current Fiscal Year End Date	--12-31